Income Tax	12 Months Ended
Dec. 31, 2023
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Income Tax

Note 9. Income Tax

The Company’s net deferred tax liabilities are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Startup Costs	$362,533	$162,545
Accrued interest on investments held in Trust Account	—	(79,358)
Total deferred tax assets	362,533	83,187
Valuation allowance	(362,533)	(162,545)
Deferred tax asset (liabilities), net of allowance	$—	$(79,358)

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$608,864	$228,827
Deferred	(279,347)	(54,721)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	199,988	134,079
Income tax provision	$529,505	$308,185

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. For the years ended December 31, 2023 and 2022, the valuation allowance was $199,988 and $134,079, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
Delaware franchise tax penalties	0.12%	0.78%
Change in fair value of warrants	(0.05)%	(4.27)%
Business combination expenses	1.10%	15.19%
Broken Deal	(4.37)%	—%
Change in valuation allowance	10.81%	25.18%
Income tax provision expense	28.61%	57.88%

The Company’s effective tax rate was 28.61% and 57.88% for the years ended December 31, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2023 and 2022, primarily due to changes in the fair value in warrant liabilities, valuation allowance on the deferred tax assets, non-deductible M&A costs, income tax penalties, and failed deal costs that are fully deductible.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.